CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
ASSETS
Cash and cash equivalents	$ 31,206,495	$ 8,664,211	$ 9,270,010
Accounts receivable, net of allowance for doubtful accounts	5,423,618	5,506,472	3,392,941
Other receivables	806,148	464,085	581,213
Due from affiliates	0	18,314	20,505
Prepaid expenses and other current assets	282,732	269,168	293,828
Total current assets	37,718,993	14,922,250	13,558,497
Deferred financing costs, net		0	37,926
Property and equipment, net	1,167,680	1,205,139	1,247,973
Restricted cash	745,117	765,058	530,000
Intangible assets, net	1,822,542	1,904,269	2,353,212
Goodwill	1,622,483	1,622,483	1,622,483
Other assets	221,979	225,358	216,442
TOTAL ASSETS	43,298,794	20,644,557	19,566,533
LIABILITIES, MEZZANINE EQUITY AND STOCKHOLDERS’ EQUITY
Accounts payable and accrued liabilities	16,212,983	7,883,373	4,572,307
Medical liabilities	19,718,135	1,768,231	2,670,709
Convertible note payable, net of debt issuance cost	4,882,667	4,829,000	0
Lines of credit	25,000	62,500	188,764
Total current liabilities	40,838,785	14,543,104	7,431,780
Note payable - related party	5,000,000	5,000,000	0
Warrant liability		0	2,811,111
Deferred rent liability	715,462	747,418	728,877
Deferred tax liability	83,667	83,667	43,479
TOTAL LIABILITIES	46,637,914	20,374,189	11,015,247
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' (DEFICIT) EQUITY
Common Stock Value	6,033	6,033	5,876
Additional paid-in capital	26,555,514	26,331,948	23,524,517
Accumulated deficit	(41,266,193)	(37,654,381)	(28,684,565)
Stockholders’ deficit attributable to Apollo Medical Holdings, Inc.	(3,742,123)	(353,877)	(1,269,427)
Non-controlling interest	403,003	624,245	2,742,935
Total stockholders' (deficit) equity	(3,339,120)	270,368	1,473,508
TOTAL LIABILITIES, MEZZANINE EQUITY AND STOCKHOLDERS’ EQUITY	43,298,794	20,644,557	19,566,533
Series A Preferred Stock [Member]
STOCKHOLDERS' (DEFICIT) EQUITY
Preferred Stock Value	7,077,778	7,077,778	0
Total stockholders' (deficit) equity		7,077,778	0
Series B Preferred Stock [Member]
STOCKHOLDERS' (DEFICIT) EQUITY
Preferred Stock Value	$ 3,884,745	3,884,745	3,884,745
Total stockholders' (deficit) equity		3,884,745	3,884,745
MEZZANINE | Series A Preferred Stock [Member]
MEZZANINE EQUITY
Series A Preferred stock, par value $0.001; 5,000,000 shares authorized (inclusive of Series B Preferred stock); 1,111,111 issued and outstanding as of March 31, 2016, Liquidation preference of $9,999,999 at March 31, 2016		$ 0	$ 7,077,778